Share-Based Compensation - Schedule of Restricted Stock Units Granted (Details) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Stock Units Granted [Line Items]
Number of restricted stock units, Balance at beginning of the year	1,234,572	621,135	157,560
Weighted average exercise price, Balance at beginning of the year	$ 1.77	$ 3.14	$ 10.02
Number of restricted stock units, Granted		825,687	529,854
Weighted average exercise price, Granted		$ 1.266	$ 1.9
Number of restricted stock units, Vested during the year	(1,204,925)	(175,991)	(52,521)
Weighted average exercise price, Vested during the year	$ 1.76	$ 4.06	$ 10.05
Number of restricted stock units, Forfeited during the year	(27,490)	(36,259)	(13,758)
Weighted average exercise price, Forfeited during the year	$ 1.89	$ 2.75	$ 9.77
Number of restricted stock units, Balance at end of the year	2,157	1,234,572	621,135
Weighted average exercise price, Balance at end of the year	$ 1.41	$ 1.77	$ 3.14